Commitments, liabilities and contingencies - Summary of Contingent Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Contingent liabilities on account of liquidated damages
Disclosure of contingent liabilities [line items]
Contingent liability	₨ 1,544	$ 19	₨ 1,245
Contingent liabilities on account of transmission penalties
Disclosure of contingent liabilities [line items]
Contingent liability	1,259	15	1,197
VAT, GST, service tax, entry tax matters
Disclosure of contingent liabilities [line items]
Contingent liability	52	1	52
Income tax disallowances / demands under litigation
Disclosure of contingent liabilities [line items]
Contingent liability	166	2	₨ 82
Others
Disclosure of contingent liabilities [line items]
Contingent liability	₨ 429	$ 5